Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Liabilities
Accrued expenses as of December 31, 2020 and 2019 are composed of the following (in thousands):

	2020	2019
Accrued salaries and other liabilities	$46	$40
Accrued expenses- other	562	194

Total accrued expenses	$608	$234